Supplementary Oil and Gas Information - (Unaudited) - Standardized Measure of Discounted Future Net Cash Flow Changes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Standardized measure of discounted Future Net Cash Flows, beginning of the year	$ 137,374	$ 223,262	$ 74,668	$ 97,474	$ 116,153
Revenue less production and other costs	(96,045)	(75,202)	(103,058)	(75,490)	(89,810)
Net changes in future development costs	94,388	(53,464)	(185,387)	11,497	24,533
Changes in price, net of production costs	(109,168)	560	(284,832)	(53,214)	(34,973)
Development cost incurred	22,905	19,161	17,179	13,126	13,465
Revisions of previous quantity estimates	27,456	(54,052)	674,410	23,273	47,511
Accretion of discount	70,152	55,438	67,666	16,836	23,616
Net change in income taxes	(85)	21,327	(53,715)	9,286	3,593
Timing difference and other	(6,623)	(343)	(16,330)	31,879	(6,613)
Standardized measure of discounted Future Net Cash Flows, end of the year	$ 140,353	$ 137,374	$ 223,262	$ 74,668	$ 97,474